License Agreements - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
License And Developmental Consulting Agreements [Line Items]
Issuance of common stock in exchange for patent and technology rights, shares		1,394,997
Fair value of common stock issued in exchange for patent and technology rights	$ 12,250,000	$ 6,173,000
UMMS [Member]
License And Developmental Consulting Agreements [Line Items]
Annual maintenance fee		15,000
Effective license period		10 years
UMMS [Member] | Maximum [Member]
License And Developmental Consulting Agreements [Line Items]
Royalty payments		10.00%
UMMS [Member] | Minimum [Member]
License And Developmental Consulting Agreements [Line Items]
Royalty payment		50,000
Breach of contract [Member] | Maximum [Member]
License And Developmental Consulting Agreements [Line Items]
Effective license period		60 days
Thermo Fisher Scientific Inc. [Member]
License And Developmental Consulting Agreements [Line Items]
Royalty minimum payments		0.25%
Royalty maximum payments		0.50%
Thermo Fisher Scientific Inc. [Member] | Maximum [Member]
License And Developmental Consulting Agreements [Line Items]
Annual maintenance fee		2,000,000
Advirna [Member]
License And Developmental Consulting Agreements [Line Items]
Annual maintenance fee		100,000
Royalty payments		1.00%
Effective license period		90 days
One-time milestone payment		$ 350,000